REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Disclosure of performance obligations
The table below summarizes the nature of the various performance obligations in our contracts with customers and when we recognize performance on those obligations.

Performance obligations from contracts with customers	Timing of satisfaction of the performance obligation
Wireless airtime, data, and other services; television, telephony, Internet, and home monitoring services; network services; media subscriptions; and rental of equipment	As the service is provided (usually monthly)
Roaming, long-distance, and other optional or non-subscription services, and pay-per-use services	As the service is provided
Wireless devices and related equipment	Upon activation or purchase by the end customer
Installation services for Cable subscribers	When the services are performed
Advertising and sponsorship	When the advertising or other material airs on our radio or television stations or is displayed on our properties
Sale of content to television stations for subscriptions from cable and satellite providers	When the services are delivered to cable and satellite providers' subscribers (usually monthly)
Sports team home game admission and food and beverage	When the related games are played during the applicable sports season and when goods are sold
Revenue from sports leagues, including broadcast rights, revenue sharing agreements, and other distributions where the league acts as an agent of ours	In the applicable period, when the amount is determinable
Today's Shopping Choice and sports team merchandise	When the goods are transferred to the end customer
Radio and television broadcast agreements	When the related programs are aired
Sublicensing of program rights	Over the course of the applicable licence period
The table below shows the revenue we expect to recognize in the future related to unsatisfied or partially satisfied performance obligations as at December 31, 2025. The unsatisfied portion of the transaction price of the performance obligations relates primarily to monthly services; we expect to recognize it substantially over the next three to five years.

(In millions of dollars)	2026	2027	2028	Thereafter	Total
Telecommunications service	2,786	1,000	76	241	4,103
Media services	52	52	52	219	375

Explanation of significant changes in contract assets and contract liabilities
CONTRACT ASSETS
Below is a summary of our contract assets from contracts with customers, net of an allowance for doubtful accounts, and the significant changes in those balances during the years ended December 31, 2025 and 2024.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		268	276
Additions from new contracts with customers, net of terminations and renewals		190	173
Amortization of contract assets to accounts receivable		(205)	(181)

Balance, end of year		253	268

Current		151	171
Long-term		102	97

Balance, end of year		253	268

CONTRACT LIABILITIES
Below is a summary of our contract liabilities from contracts with customers and the significant changes in those balances during the years ended December 31, 2025 and 2024.

		Years ended December 31
(In millions of dollars)	Note	2025	2024

Balance, beginning of year		1,082	1,044
Contract liabilities assumed	3	268	—
Revenue deferred in previous year and recognized as revenue in current year		(1,096)	(771)
Net additions from contracts with customers		1,133	809

Balance, end of year		1,387	1,082

Current		1,114	800
Long-term		273	282

Balance, end of year		1,387	1,082

Disclosure of deferred commission costs assets
Below is a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the years ended December 31, 2025 and 2024. The deferred commission cost assets are presented within "other current assets" (when they will be amortized into operating costs within one year of the date of the financial statements) or "other long-term assets".

	Years ended December 31
(In millions of dollars)	2025	2024

Balance, beginning of year	753	488
Additions to deferred commission cost assets	711	640
Amortization recognized on deferred commission cost assets	(514)	(375)

Balance, end of year	950	753

Current	500	417
Long-term	450	336

Balance, end of year	950	753

Disclosure of disaggregation of revenue from contracts with customers
DISAGGREGATION OF REVENUE

	Years ended December 31
(In millions of dollars)	2025	2024

Wireless
Service revenue	8,030	8,041
Equipment revenue	2,573	2,487
Revenue from external customers	10,603	10,528
Service revenue from internal customers	112	67
Total Wireless	10,715	10,595

Cable
Service revenue	7,765	7,750
Equipment revenue	35	51
Revenue from external customers	7,800	7,801
Service revenue from internal customers	68	75
Total Cable	7,868	7,876

Media
Revenue from external customers	2,997	1,973
Revenue from internal customers	291	269
Total Media	3,288	2,242

Corporate items
Revenue from external customers	312	302
Revenue from internal customers	42	23
Total Corporate items	354	325

Intercompany eliminations	(513)	(434)

Total revenue	21,712	20,604

Total service revenue	19,104	18,066
Total equipment revenue	2,608	2,538

Total revenue	21,712	20,604